Share-Based Compensation - Summary of Restricted Share Activity (Detail) - TYT Company [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested (Number of restricted share units)	968,198	968,198
Unvested (Weighted average grant date fair value)	$ 15.68	$ 15.68